Other Financing Lines of Credit - Summary Of Components of Other Financing Lines of Credit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total Capacity	$ 2,534,132
Outstanding borrowings	1,327,634	$ 1,530,637
Mortgage Lines
Line of Credit Facility [Line Items]
Total Capacity	414,877
Outstanding borrowings	139,225	179,733
Mortgage Lines | October 2023, First Lien Mortgages
Line of Credit Facility [Line Items]
Total Capacity	311,673
Outstanding borrowings	83,814	0
Mortgage Lines | November 2023, Home Improvement Consumer Loans
Line of Credit Facility [Line Items]
Total Capacity	50,000
Outstanding borrowings	7,495	5,107
Mortgage Lines | March 2026, MSR
Line of Credit Facility [Line Items]
Total Capacity	15,600
Outstanding borrowings	10,312	138,524
Mortgage Lines | No Maturity Date, Mortgage Related Assets
Line of Credit Facility [Line Items]
Total Capacity	37,604
Outstanding borrowings	37,604	36,102
Reverse Lines
Line of Credit Facility [Line Items]
Total Capacity	1,815,715
Outstanding borrowings	983,410	1,129,402
Reverse Lines | April 2023 - November 2023, First Lien Mortgages
Line of Credit Facility [Line Items]
Total Capacity	1,375,000
Outstanding borrowings	584,658	714,013
Reverse Lines | No Maturity Date, Mortgage Related Assets
Line of Credit Facility [Line Items]
Total Capacity	320,715
Outstanding borrowings	320,715	297,893
Reverse Lines | October 2027, MSR
Line of Credit Facility [Line Items]
Total Capacity	70,000
Outstanding borrowings	33,036	78,952
Reverse Lines | May 2023, Unsecurized Tails
Line of Credit Facility [Line Items]
Total Capacity	50,000
Outstanding borrowings	$ 45,001	38,544
Reverse Lines | May 2023, Unsecurized Tails | Prime Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate	0.50%
Reverse Lines | May 2023, Unsecurized Tails | Prime Rate, Floor
Line of Credit Facility [Line Items]
Basis spread on variable rate	6.00%
Commercial Lines
Line of Credit Facility [Line Items]
Total Capacity	$ 303,540
Outstanding borrowings	204,999	221,502
Commercial Lines | April 2023 - November 2023, First Lien Mortgages
Line of Credit Facility [Line Items]
Total Capacity	191,040
Outstanding borrowings	159,938	167,159
Commercial Lines | August 2023, Encumbered Agricultural Loans
Line of Credit Facility [Line Items]
Total Capacity	75,000
Outstanding borrowings	$ 7,561	$ 25,127
Commercial Lines | August 2023, Encumbered Agricultural Loans | Minimum
Line of Credit Facility [Line Items]
Interest Rate	2.50%	2.50%
Commercial Lines | August 2023, Encumbered Agricultural Loans | Maximum
Line of Credit Facility [Line Items]
Interest Rate	3.25%	3.25%
Commercial Lines | February 2023, Second Lien Mortgages
Line of Credit Facility [Line Items]
Total Capacity	$ 25,000
Outstanding borrowings	$ 25,000	$ 24,175
Interest Rate	15.00%	15.00%
Commercial Lines | January 2024, Mortgage Related Assets
Line of Credit Facility [Line Items]
Total Capacity	$ 12,500
Outstanding borrowings	$ 12,500	$ 5,041